Revenue	9 Months Ended
Sep. 30, 2023
Revenue [abstract]
Revenue	Revenue Revenue recognised during the three and nine months ended September 30, 2023 and 2022 relates to collaboration agreements with Bristol Myers Squibb Company (“BMS”), Celgene Switzerland LLC (“Celgene”) (a company acquired by BMS subsequent to the inception of the collaboration), Bayer AG (“Bayer”), Sanofi S.A. (“Sanofi”) and legacy contracts operated by the Group’s Austrian subsidiary. The proportion of revenue by customer in each period is as follows:
4.Revenue (continued)

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	%	%	%	%
BMS (including Celgene)	86	77	78	83
Sanofi	14	18	21	8
Bayer	—	—	—	6
Others	—	5	1	3
	100	100	100	100

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Service fees	—	334	104	670
Licensing fees - recognised over time	8,882	5,964	17,545	19,740
Total Revenue	8,882	6,298	17,649	20,410

Revenue is recognised upon the satisfaction of performance obligations, which occurs when control of the service transfers to the customer. For obligations discharged over time, the Group recognises revenue equal to recoverable costs incurred for new collaborations from their inception until such time as the collaboration is sufficiently progressed such that the Group can reliably estimate the level of profit that will be achieved from delivery of the related performance obligations. Where collaborations include significant variable consideration which is constrained at the inception of the arrangement this can lead to gross losses being recognised during the early stages of a contract.

All revenues during the three and nine months ended September 30, 2023 and 2022 relate to obligations discharged over time, and input methods are utilised in order to estimate the extent to which the performance obligations have been satisfied at the end of the reporting period based upon costs incurred, which can be internal or third party in nature.

On January 4, 2022 the Group entered into a strategic research collaboration with Sanofi to develop an AI-driven pipeline of precision engineered medicines. Research is focused on up to 15 novel small molecule candidates across oncology and immunology, in relation to which the Group received an up-front cash payment of £74,242,000 ($100,000,000) with the potential of $5,200,000,000 in total milestones plus tiered royalties over the duration of the collaboration.

On March 11, 2022, BMS extended its first collaboration arrangement with the Group by six months in order to generate additional data including the use of translational capabilities for key targets under the collaboration using the Group’s precision medicine platform, in relation to which the Group received a cash payment of $5,000,000. The term extension payment was treated as an addition to the transaction price relating to the collaboration’s partially unsatisfied performance obligations relating to the design and development of candidates for collaboration targets, with a cumulative recognition of revenue at that date based upon the progress towards satisfaction of the related performance obligations in accordance with paragraph 21b of IFRS 15. The remaining element of the transaction price was recognised as revenue over the remainder of 2022 as the performance obligations were satisfied.

On July 27, 2023 the Group and Sanofi S.A. entered into an amendment to the collaboration agreement executed between the parties on January 4, 2022, pursuant to which certain terms, including with respect to certain target substitution and milestone payments, relating to targets under the collaboration were amended. There was no change to the overall contract transaction price as a result of the amendment, and no significant adjustment to revenue recognised on partially satisfied performance obligations as at the amendment date.
4.Revenue (continued)

On September 19, 2023 the Group and the Healthcare Business of Merck KGaA, Darmstadt, Germany (“Merck KGaA, Darmstadt, Germany”), entered into a collaboration agreement focused on the discovery of novel small molecule drug candidates across oncology, neuroinflammation and immunology using Exscientia’s AI-driven precision drug design and discovery capabilities. Three potential first-in-class or best-in-class targets have been identified as the initial focus of the partnership, in relation to which the Group will receive an up-front cash payment of $20,100,000, with the potential of up to $674,000,000 in discovery, development, regulatory and sales-based milestones in addition to royalty payments on net sales.

On September 27, 2023 the Group received confirmation of the achievement of a research milestone in the Group’s collaboration with Sanofi for its first inflammation and immunology target, in relation to which it will receive a cash payment of $4,000,000. Until achievement, this milestone was treated as constrained variable consideration relating to the drug design work undertaken in relation to the associated project, and as such it has been added to the transaction price for the related partially satisfied performance obligation from the current quarter, with revenue recognised as the performance obligation is satisfied.

Included within revenues during the three months ended September 30, 2023 are amounts totalling £6,859,000 relating to non-refundable upfront payments on projects under the Group’s ongoing collaboration with BMS which have been recognised as revenue during the quarter as it has been mutually determined not to proceed with further development of these projects and prioritise others within the collaboration.

The Group has assessed its significant collaboration arrangements with commercial partners and determined that no provision for future operating losses is required as at September 30, 2023, after taking into account expected future cash inflows and remaining contract liability amounts for each collaboration relative to the remaining unavoidable costs of meeting the respective contracts’ obligations in each instance.